UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934.

For the monthly distribution period from June 9, 2021 to July 31, 2021

Commission File Number of issuing entity: 333-231740-05

Central Index Key Number of issuing entity: 0001863708

WORLD OMNI AUTOMOBILE LEASE SECURITIZATION TRUST 2021-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-231740

Central Index Key Number of depositor: 0001439697

WORLD OMNI AUTO LEASING LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0001004150

WORLD OMNI FINANCIAL CORP.

(Exact name of sponsor as specified in its charter)

Andre Hall, Assistant Secretary, (954) 949-4958

(Name and telephone number, including area code,

of the person to contact in connection with this filing

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

90-0399122

(I.R.S. Employer Identification No.)

250 Jim Moran Boulevard, Deerfield Beach, FL 33442

(Address, including zip code, of principal executive offices of the issuing entity)

(954) 429-2200

(Telephone number, including area code, of the issuing entity)

Former name or former address, if changed since last report: Not applicable.

Registered/reporting pursuant to (check one):

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Asset Backed Notes, Class A-1	☐	☐	☒	☐
Asset Backed Notes, Class A-2	☐	☐	☒	☐
Asset Backed Notes, Class A-3	☐	☐	☒	☐
Asset Backed Notes, Class A-4	☐	☐	☒	☐
Asset Backed Notes, Class B	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒      No ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of World Omni Automobile Lease Securitization Trust 2021-A for the distribution period commencing on June 9, 2021 and expiring on July 31, 2021 is set forth in the Monthly Servicer’s Certificate that is attached to this report as Exhibit 99.1, which Certificate is incorporated by reference herein. See the Exchange Note Sale Agreement, Indenture and other documents filed as exhibits to the Form 8-K filed by the Issuing Entity on July 21, 2021 for a description of the transaction and defined terms used in this report and the attached Monthly Servicer’s Certificate.

Item 1A. Asset-Level Information.

The Asset Data File for the asset pool of the Issuing Entity for the June calendar month and July calendar month filed as Exhibit 102 to each Form ABS-EE filed by the Issuing Entity with the U.S. Securities and Exchange Commission on August 27, 2021 (each, a “Form ABS-EE”) is incorporated into this Form 10-D by reference.

The Asset Related Document (Additional Explanatory Disclosure) for the asset pool of the Issuing Entity for the June calendar month and the July calendar month filed as Exhibit 103 to each Form ABS-EE is also incorporated into this Form 10-D by reference.

Item 1B. Asset Representations Reviewer and Investor Communication.

Not applicable.

ITEM 1121 (c) OF REGULATION AB. REPURCHASES AND REPLACEMENTS

No activity to report for the distribution period as required by Item 1121 (c) of Regulation AB.

Date of Most Recent Form ABS-15G: January 8, 2021

Central Index Key (CIK) of Securitizer: 0001004150

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

Not applicable.

Item 3. Sales of Securities and Use of Proceeds.

Not applicable.

Item 4. Defaults Upon Senior Securities.

Not applicable.

Item 5. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 6. Significant Obligors of Pool Assets.

Not applicable.

Item 7. Change in Sponsor Interest in the Securities.

Not applicable.

Item 8. Significant Enhancement Provider Information.

Not applicable.

Item 9. Other Information.

Compliance with European Union and United Kingdom Risk Retention Rules.

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of each of the Securitization Rules (as defined in the Indenture), continues to retain, a material net economic interest (the “Retained Interest”), in accordance with option (d) of Article 6(3) of each of the Securitization Regulations, by holding (i) indirectly, all the limited liability company interests in World Omi Auto Leasing LLC (“WOAL”), which in turn retains the Certificates (as defined in the Indenture) issued by World Omni Automobile Lease Securitization Trust 2021-A, and (ii) the residual interest in the 2021-A Reference Pool (as defined in the Indenture), such Certificates and interest, collectively representing at least 5% of the aggregate Securitization Value of the Units in the 2021-A Reference Pool (each as defined in the Indenture).

World Omni has not (and has not permitted WOAL or any of its other affiliates to hedge or otherwise mitigate its credit risk under or associated with the Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the Retained Interest) hedged or otherwise mitigated its credit risk under or associated with the Retained Interest, or sold, transferred or otherwise surrendered all or part of the rights, benefits or obligations arising from the Retained Interest, except, in each case, to the extent permitted in accordance with the Securitization Rules. Further, World Omni has not changed the manner in which it retains or the method of calculating the Retained Interest.

Item 10. Exhibits.

Exhibit 99.1.      Monthly Servicer’s Certificate for the distribution period commencing on June 9, 2021 and expiring on July 31, 2021.

Exhibit 102.1     Asset Data File for the calendar month June 1, 2021 to June 30, 2021 (See Exhibit 102 to Form ABS-EE filed by World Omni Automobile Lease Securitization Trust 2021-A on August 27, 2021 which is incorporated by reference herein).

Exhibit 102.2     Asset Data File for the calendar month July 1, 2021 to July 31, 2021 (See Exhibit 102 to Form ABS-EE filed by World Omni Automobile Lease Securitization Trust 2021-A on August 27, 2021 which is incorporated by reference herein).

Exhibit 103.1     Asset Related Document for the calendar month June 1, 2021 to June 30, 2021 (See Exhibit 103 to Form ABS-EE filed by World Omni Automobile Lease Securitization Trust 2021-A on August 27, 2021 which is incorporated by reference herein).

Exhibit 103.2     Asset Related Document for the calendar month July 1, 2021 to July 31, 2021 (See Exhibit 103 to Form ABS-EE filed by World Omni Automobile Lease Securitization Trust 2021-A on August 27, 2021 which is incorporated by reference herein).

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

World Omni Automobile Lease Securitization Trust 2021-A
(Issuing Entity)

	By:	World Omni Financial Corp.
(Servicer, not in its individual capacity, but solely as Servicer on behalf of the Issuing Entity)

Date: August 27, 2021		/s/ Ronald J. Virtue
Ronald J. Virtue
Assistant Treasurer

Exhibit Index

Exhibit No.	Description

Exhibit 99.1	Monthly Servicer’s Certificate for the distribution period commencing on June 9, 2021 and expiring on July 31, 2021.

Exhibit 102.1	Asset Data File for the reporting period June 1, 2021 to June 30, 2021 (See Exhibit 102 to Form ABS-EE filed by World Omni Automobile Lease Securitization Trust 2021-A on August 27, 2021 which is incorporated by reference herein).

Exhibit 102.2	Asset Data File for the reporting period July 1, 2021 to July 31, 2021 (See Exhibit 102 to Form ABS-EE filed by World Omni Automobile Lease Securitization Trust 2021-A on August 27, 2021 which is incorporated by reference herein).

Exhibit 103.1	Asset Related Document for the reporting period June 1, 2021 to June 30, 2021 (See Exhibit 103 to Form ABS-EE filed by World Omni Automobile Lease Securitization Trust 2021-A on August 27, 2021 which is incorporated by reference herein).

Exhibit 103.2	Asset Related Document for the reporting period July 1, 2021 to July 31, 2021 (See Exhibit 103 to Form ABS-EE filed by World Omni Automobile Lease Securitization Trust 2021-A on August 27, 2021 which is incorporated by reference herein).